Long-term Investments - Equity Method Investments (Details) $ in Thousands, € in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2021 USD ($)	Aug. 02, 2021 EUR (€)	Jul. 26, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						$ 28,088	$ 3,700	$ 3,700	$ 17,881
Addition						127		38,070	2,600
Income (loss) on investment				$ (589)	$ (461)	(1,928)	(615)	(3,665)	(131)
Reclassification to equity method investee								250	0
Reclassification to subsidiaries						(11,298)		(2,372)	0
Dilution loss due to investee share issuance								0	0	$ (245)
Ending balance				14,949		14,949		28,088	3,700	$ 17,881
Energica
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						12,329	0	0
Addition								13,555
Income (loss) on investment						(1,031)		(1,226)
Reclassification to equity method investee								0
Reclassification to subsidiaries						(11,298)		0
Ending balance								12,329	0
FNL Technologies
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						2,856	0	0
Addition								3,505
Income (loss) on investment						(454)		(899)
Reclassification to equity method investee								250
Reclassification to subsidiaries								0
Ending balance				2,362		2,362		2,856	0
MDI Fund
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						3,765	0	0
Addition			$ 600			127		4,646
Income (loss) on investment						(77)		(881)
Reclassification to equity method investee								0
Reclassification to subsidiaries								0
Ending balance				3,815		3,815		3,765	0
PEA
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance						9,138	$ 0	0
Addition	$ 9,100	€ 7.5						9,138
Income (loss) on investment						(366)		0
Reclassification to equity method investee								0
Reclassification to subsidiaries								0
Ending balance				$ 8,772		$ 8,772		$ 9,138	$ 0